FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES	12 Months Ended
Dec. 31, 2024
Disclosue Of Concession [abstract]
FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES	FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES
On March 11, 1993, Ferrosur Roca S.A. obtained the concession of the General Roca National Cargo Railway Network with the exception of the Altamirano-Miramar corridor and the urban sections, through the approval of the concession contract formalized by National Executive Branch Decree No. 2681/92, after the presentation made through a national and international tender and formalized to that effect. The area of influence is concentrated in the center and south of the province of Buenos Aires, north of the province of Río Negro and Neuquén. It has access to the ports of Buenos Aires, Dock Sud, La Plata, Quequén, and Bahía Blanca.
Ferrosur Roca S.A. is indirectly controlled by the Company, through Cofesur S.A.U. which owns 80% of the interest, 16% of which belongs to the National State and the remaining 4% belongs to the workers of Ferrosur Roca S.A. through a trust created for this purpose.
The term of the concession is 30 years, which expires in March 2023, and originally provides for an extension of 10 additional years.
Ferrosur Roca S.A. requested the above-mentioned extension in due time on March 8, 2018, and in line with the bidding terms and conditions and the concession agreement. The concession extension request was reiterated on March 1, 2019.
However, as it is mentioned in following paragraphs, the federal government issued diverse regulations with the objective that the national railway network be based on a mixed modality combining public and private cargo operators, where the National State will manage the infrastructure and control the related investments, thus allowing any registered railway operator to provide railway services regardless of who owns or possesses the facilities at the point of loading or destination (the "open access" scheme).
On March 29, 2021, through Resolution No. 219/2021, the National Commission for Transport Regulation (“CNRT”) approved the Rules and Regulations of the National Registry of Railway Operators and granted such capacity to Ferrosur Roca S.A. and the other railway concessionaires that operate the current concessions. Consequently, based on that resolution, once the open access scheme be implemented, any registered railway operator will be able to provide cargo services as previously mentioned.
Subsequently, through Resolution No. 211 of the Ministry of Transport, it was rejected the request for an extension of the concession contracts duly submitted by the Group in 2018 jointly with similar requests by the other private railway concessionaires, confirming the finalization of all existing concession agreements. Additionally, the Ministry of Transport published diverse resolutions granting extensions for periods of 12 and 18 months to the concession granted to the concessionaires, including Ferrosur Roca S.A., based on which the concession term has been extended by a second time until September 2025. That resolutions provide that during the extended concession period the services will be delivered on a provisional basis and may be revoked at any time without this generating any subjective right, pending right or setting any precedent that may be claimed in favor of the operators, or otherwise the recognition of any amount for the potential early revocation of the additional concession term granted.
On July 8, 2024, Law N° 27,742, known as the "Bases Law," was published in the Official Gazette, which enables the National Executive Power to tender new concessions, including the railway system.

Additionally, on June 13, 2024, through Decrees No. 525 and N° 526/2024, the Government declared a public emergency in railway matters for a period of 24 months. This measure, announced via the Official Gazette, aims to "safeguard the operational safety of the provision of cargo and passenger railway transport services", no issuing any new regulations or norms related to the implementation of the mentioned "open access" scheme, and it authorized the Ministry of Transport to carry out transactional acts and/or compensations within the framework of the final settlement of the Concession Contracts approved by Decrees N° 1144 of June 14, 1991, N° 994 of June 18, 1992, N° 2681 of December 29, 1992, N° 2608 of December 22, 1993, and N° 430 of March 22, 1994, as well as those signed with the provinces under Decrees No. 532 of March 27, 1992, and N° 1168 of July 10, 1992.

Considering the provisions of Resolution N° 960/2022, the Group has assessed the possible business scenarios, considering that its intention is to continue providing services as operator of the railway network. In these scenarios, the National State, responsible for managing the train traffic control systems and maintaining the railway infrastructure, would charge the Group a fee for the use of the railway infrastructure, which would replace direct maintenance expenses currently paid by the concessionaires plus applicable tolls. No other significant changes are currently known regarding the rest of the matters and activities as compared to the current business model of the Group.

The Group has reassessed all variables affecting accounting estimates associated with the end of the current concession, including the term for the provision of rail services, the routes and businesses that would be assigned and the future demand for rail freight, no expecting to date any significant impact. The Group will continue monitoring the new regulations as they come into effect, as well as the progress of ongoing negotiations with the National State and will record any related effect as soon as it is possible to make an estimate. The Group’s Management understands that the intention of the National State is to prioritize the continuity of the current operators for each of the existing services and businesses, thus guaranteeing the best use of the experience they have acquired.